Deferred Tax Assets and Liabilities - Details of Deferred Tax Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	₩ 1,136,166	₩ 985,352
Liabilities	(15,087)	(24,646)
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	1,145,840	986,793
Liabilities	(24,761)	(26,087)
Total	1,121,079	960,706	₩ 834,903
Gross carrying amount [member] | Other accounts receivable, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Liabilities	(1,013)	(1,441)
Total	(1,013)	(1,441)	(1,190)
Gross carrying amount [member] | Inventories, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	60,606	34,550
Total	60,606	34,550	35,771
Gross carrying amount [member] | Defined benefit obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets		2,375
Total		2,375	10,817
Gross carrying amount [member] | Unrealised gains losses and others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	13,404	29,061
Total	13,404	29,061
Gross carrying amount [member] | Accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	126,072	183,903
Total	126,072	183,903	122,998
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	445,721	409,928
Liabilities	(1,495)
Total	444,226	409,928	338,860
Gross carrying amount [member] | Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	3,468	3,457
Liabilities	(14,588)	(24,646)
Total	(11,120)	(21,189)	(31,027)
Gross carrying amount [member] | Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	32,468	27,018
Total	32,468	27,018	15,051
Gross carrying amount [member] | Gain or loss on foreign currency translation, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	13	13
Total	13	13	11
Gross carrying amount [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	20,850	27,562
Liabilities	(7,665)
Total	13,185	27,562	21,435
Gross carrying amount [member] | Tax credits carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	308,393	268,926
Total	308,393	₩ 268,926	₩ 287,400
Gross carrying amount [member] | Tax loss carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	134,845
Total	₩ 134,845